SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units (in business days)	5 days
Redemptions
Minimum notice period for redemption of units (in business days)	4 days
Other expenses.
Operating Expenses and Selling Commissions
Cost of reports to shareholders	$ 485,878
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class AA | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%
Class II | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%
Class MM | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%